Note Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Note Receivable [Abstract]
NOTE RECEIVABLE

NOTE 4 – NOTE RECEIVABLE

On June 30, 2024 and December 31, 2023, note receivable consisted of the following:

	June 30,	December 31,
	2024	2023
Principal amount of note receivable	$60,000	$60,000
Accrued interest receivable	9,600	9,600
Subtotal	69,600	69,600
Less: allowance for doubtful accounts	(69,600)	(69,600)
Note receivable – current	-	-

As of December 31, 2023, the Company recognized an allowance for loss on the note receivable and accrued interest receivable in an amount equal to the estimated probable losses of $69,600, which represents the note receivable principal balance of $60,000 and accrued interest receivable of $9,600. As of June 30, 2024, there were no subsequent collections of previously written-off notes receivable.

NOTE 5 – NOTE RECEIVABLE

On December 31, 2023 and 2022, note receivable consisted of the following:

	December 31,	December 31,
	2023	2022
Principal amount of note receivable	$60,000	$60,000
Accrued interest receivable	9,600	6,010
Subtotal	69,600	66,010
Less: allowance for doubtful accounts	(69,600)	-
Note receivable – current	-	66,010

On September 30, 2021, the Company executed a note receivable agreement with NFID, LLC in connection with an Asset Purchase Agreement (see Note 4). The promissory note bore 8% interest per annum and matured on October 1, 2023. On November 8, 2023 and effective on October 1, 2023, the Company and the Buyer entered into a First Amendment Promissory Note which increased the interest rate to 9% per annum and extended the maturity date to December 30, 2023 for no consideration. The outstanding principal and accrued interest shall be due and payable on maturity. As of December 31, 2023, the Company recognized an allowance for loss on the note receivable and accrued interest receivable in an amount equal to the estimated probable losses, and accordingly, the Company recorded bad debt expense of $69,600, which represents the note receivable principal balance of $60,000 and accrued interest receivable of $9,600, which is recorded in loss from discontinued operations on the accompanying consolidated statement of operations. As of December 31, 2022, this note receivable had outstanding principal receivable of $60,000 and accrued interest receivable of $6,010 for a total receivable balance of $66,010 which is reflected in the accompanying consolidated balance sheet as note receivable – current.